Benefit Payments, which Reflect Expected Future Service under NTT CDBP, Based on Actuarial Computations (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Schedule of Pension and Other Postretirment Benefits Expected Benefit Payments [Line Items]
2013	¥ 11,119
2014	11,449
2015	11,616
2016	13,249
2017	12,652
2018-2022	68,912
NTT CDBP
Schedule of Pension and Other Postretirment Benefits Expected Benefit Payments [Line Items]
2013	1,691
2014	2,060
2015	2,220
2016	2,375
2017	2,500
2018-2022	¥ 13,814